Non-controlling shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised statement of financial position [Abstract]
Current assets	R$ 519,169	R$ 111,686
Current liabilities	(181,390)	(142,030)
Non-current assets	183,372	94,749
Non-current liabilities	(99,726)	(128,300)
Net assets	421,425	(63,895)
Accumulated NCI	4,146	5,787
Summarised statement of comprehensive income [Abstract]
Revenue	262,094	211,659	R$ 123,453
Profit / (loss) for the year	(329,830)	(68,374)	(19,434)
Loss allocated to NCI	(1,438)	(186)	R$ 0
Tradimus S.A.
Summarised statement of financial position [Abstract]
Current assets	5,677	4,529
Current liabilities	(1,006)	(464)
Current net assets	4,671	4,065
Non-current assets	6,280	9,987
Non-current liabilities	(2,660)	(2,478)
Non-current net assets	3,620	7,509
Net assets	8,291	11,574
Accumulated NCI	4,146	5,787
Summarised statement of comprehensive income [Abstract]
Revenue	3,016	2,220
Profit / (loss) for the year	2,876	(979)
Loss allocated to NCI	R$ (1,438)	R$ (360)